Capital and reserves - Additional Information (Details) £ / shares in Units, € in Millions, £ in Millions											1 Months Ended																					12 Months Ended
	Nov. 10, 2025 GBP (£)	Oct. 30, 2025 GBP (£) BOND	Oct. 30, 2025 EUR (€) BOND	Oct. 29, 2025 GBP (£)	May 28, 2025 GBP (£)	Dec. 31, 2024 GBP (£) shares	Mar. 13, 2024 GBP (£)	Jul. 24, 2023	Sep. 27, 2021 GBP (£) BOND	Sep. 27, 2021 EUR (€) BOND	Feb. 28, 2027 £ / shares	Nov. 30, 2026 £ / shares	Aug. 31, 2026 £ / shares	May 31, 2026 £ / shares	Feb. 28, 2026 GBP (£)	Dec. 31, 2025 GBP (£) vote INSTALMENT £ / shares shares	Nov. 30, 2025 GBP (£)	Oct. 31, 2025 GBP (£)	Sep. 30, 2025 GBP (£)	Aug. 31, 2025 GBP (£)	May 31, 2025 GBP (£)	Feb. 28, 2025 GBP (£)	Dec. 31, 2024 GBP (£) shares	Nov. 30, 2024 GBP (£)	Sep. 30, 2024 GBP (£)	Aug. 31, 2024 GBP (£)	May 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£) shares	Sep. 30, 2023 GBP (£)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2025 GBP (£) vote INSTALMENT £ / shares shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£)	Jan. 01, 2026 GBP (£)	Oct. 30, 2025 EUR (€)	Oct. 29, 2025 EUR (€)	Mar. 18, 2024 GBP (£)	Sep. 27, 2021 EUR (€)	Jul. 25, 2017 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 1999 GBP (£)	Dec. 31, 1998 GBP (£)
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Number of votes per shareholder | vote																1																1
value of employee services																																£ 83	£ 70		£ 71
Total equity						£ 49,995										£ 48,145							£ 49,995					£ 52,934				48,145	49,995		52,934	£ 75,710
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																																(2)	0		(552)
differences on exchange reclassified to profit or loss																																47	43		0
Cost of treasury shares repurchased and not cancelled																																4,105	4,114		6,807
Cost of own shares held in employee share ownership trusts																																278	294		289
Purchase of treasury shares																																61	94		£ 110
Increase (decrease) in equity, share buy-back programme																																(1,114)	(698)
Share buy-back programme, transaction cost																																£ 6	£ 3
Treasury shares held in trust | shares						7,113,821										6,132,171							7,113,821					5,951,979				6,132,171	7,113,821		5,951,979
Treasury shares repurchased | shares						133,266,206										132,988,352							133,266,206					220,533,855				132,988,352	133,266,206		220,533,855
Number of perpetual hybrid bonds issued | BOND		2	2						2	2
Perpetual hybrid bonds | €																																						€ 600			€ 1,000
Perpetual hybrid bonds						£ 1,685										£ 1,893							£ 1,685									£ 1,893	£ 1,685
Total issuance cost		£ 7	€ 8						£ 22	€ 26
Tax on issuance costs | €			€ 2							€ 4
Proportion of perpetual hybrid bonds of total bonds repurchased																																							81.00%
Perpetual hybrid bonds, redemption premium cost				£ 3
Perpetual hybrid bonds threshold established by securities terms and conditions									75.00%																																75.00%
Proportion of perpetual hybrid bonds of total bonds redeemed	19.00%
Payments for redemption of perpetual hybrid bonds, including redemption cost	£ 883
redemption of perpetual hybrid bonds, net of costs																																(883)
Perpetual hybrid bonds, redemption spot rate difference	£ 29																															(29)
Payment of coupons																																54	56		£ 59
Non-controlling interests						352										£ 219							352									£ 219	£ 352
Interim quarterly Dividend declared per share | £ / shares																																£ 2.4504	£ 2.4024		£ 2.3552
Dividend payable																	£ 1,313			£ 1,317	£ 1,314	£ 1,296		£ 1,302		£ 1,303	£ 1,316
Dividends recognised as distributions to owners of parent																																£ 5,240	£ 5,209		£ 5,071
Price per ordinary shares (in GBP pence per share) | £ / shares																£ 0.25																£ 0.25
Dividends payable number of installments | INSTALMENT																4																4
Dividend payables																£ 5,341																£ 5,341
Ordinary share
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Dividend payable															£ 1,308
Dividend payable per ordinary share | £ / shares											£ 0.6126	£ 0.6126	£ 0.6126	£ 0.6126
At fair value
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Perpetual hybrid bonds						1,211										1,926							1,211					£ 1,512				£ 1,926	£ 1,211		1,512
Five year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds		4.20%	4.20%						3.00%	3.00%																				3.00%
Eight year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds		4.75%	4.75%						3.75%	3.75%																					3.75%
Ordinary shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Number of shares broght back and cancelled in share buy-back programme (in shares) | shares																																30,460,763	27,392,429
Changes during the year - treasury shares cancelled (in shares) | shares																																	87,000,000
September 2021 equity classified bonds 1&2 | 3.75% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons																			£ 33						£ 31				£ 33
September 2021 equity classified bonds 1&2 | 3% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons																	£ 22	£ 22					25					26
Share Buy-Back Programme
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase (decrease) in equity, share buy-back programme																																£ (1,114)	£ (698)
Share Buy-Back Programme | Ordinary shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Share repurchase program, authorized, amount																																								£ 1,600
Purchase of treasury shares					£ 200	900																										£ 1,100		£ 700
Number of shares broght back and cancelled in share buy-back programme (in shares) | shares																																30,460,763	27,392,429
Changes during the year - treasury shares cancelled (in shares) | shares																																	87,000,000
Share Buy-Back Programme | Ordinary shares | Forecast
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Share repurchase program, authorized, amount																																					£ 1,300
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
BAT Plc acquisition of BAT Industries 1998																																													£ 483
Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Accumulated balance preference shares converted 2004 relating to Rothmans transactions																																											£ 90
Brascuba
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Non-controlling interests																£ 33																£ 33
Russian and Belarusian Businesses
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																																			£ 554
ITC Ltd.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Proportion of ownership interest in associate disposed (in percentage)					10.00%		12.00%																									10.00%	12.00%
differences on exchange reclassified to profit or loss					£ 47		£ 43
Ownership interest in associates																																22.91%	25.45%		29.02%	29.19%
Proportion of ownership in financial assets measured at fair value through profit (loss)								60.00%
Dividend in specie received																																£ 533
Percentage of voting equity interest disposed (in percentage)					2.50%		3.50%									59.00%
Reynolds American
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired																																										57.80%
Share premium account
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity						121										£ 123							121					115				123	£ 121		£ 115
Share premium account | Ordinary shares issued under share option schemes
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																																2	6		2
Merger reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity						26,414										26,414							26,414					26,414				26,414	26,414		26,414
Merger reserves | Reynolds American
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																																										£ 22,666
Merger reserves | Rothmans Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																																												£ 3,748
Translation reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																																0	0		0
Total equity						(1,615)										(4,879)							(1,615)					(1,470)				(4,879)	(1,615)		(1,470)	£ 2,200
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																																(2)	0		(552)
differences on exchange reclassified to profit or loss																																47	43
Increase (decrease) in equity, share buy-back programme																																	0
redemption of perpetual hybrid bonds, net of costs																																0
Dividends recognised as distributions to owners of parent																																0	0		0
Difference on exchange relating to other entities
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																																			2
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																																0	0		0
Total equity						(84)										(56)							(84)					(194)				(56)	(84)		(194)	(327)
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																																	0		0
differences on exchange reclassified to profit or loss																																0	0
Hedging reserve release gain (loss) recognized within revenue charged to income statement																																29	33		51
Gain (loss) reported in raw materials and consumables																																(4)	6		(4)
Gain (loss) reported in operating expenses																																1	(6)		(17)
Gain (loss) reported in net finance costs																																48	69		84
Foreign exchange basis spread gain (loss) in respect of cost of hedging																																0	(2)		(6)
Increase (decrease) in equity, share buy-back programme																																	0
redemption of perpetual hybrid bonds, net of costs																																0
Dividends recognised as distributions to owners of parent																																0	0		0
Perpetual hybrid bonds
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity						1,685										1,893							1,685					1,685				1,893	1,685		1,685	1,685
Perpetual hybrid bonds		£ 1,057							£ 1,703																														€ 807
redemption of perpetual hybrid bonds, net of costs																																(844)
Retained earnings - Other
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																																83	70		71
Total equity						26,018										27,312							26,018					31,627				27,312	26,018		31,627	51,197
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business																																	0		0
differences on exchange reclassified to profit or loss																																0	0
Increase (decrease) in equity, share buy-back programme																																	(698)
redemption of perpetual hybrid bonds, net of costs																																(31)
Dividends recognised as distributions to owners of parent																																5,240	5,209		5,071
Retained earnings
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
value of employee services																																83	70		71
Total equity						£ 21,610										£ 22,929							£ 21,610					£ 24,531				22,929	21,610		24,531	£ 44,081
Purchase of treasury shares																																61	94		110
Increase (decrease) in equity, share buy-back programme																																(1,114)	(698)
redemption of perpetual hybrid bonds, net of costs																																(39)
Dividends recognised as distributions to owners of parent																																£ 5,240	£ 5,209		£ 5,071